Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 3,085,605	$ 92,313	$ 83,937
Accounts receivable, net of allowance of $16,750 and $16,750, respectively	711,920	823,724	883,567
Prepaid expenses	244,076	283,204	54,386
Inventories	393,474	454,588	622,770
Refundable tax assets	24,160	9,080	8,581
Total current assets	4,459,235	1,662,909	1,653,241
EQUIPMENT, NET	471,834	522,668	588,060
OTHER ASSETS
Intangible assets, net	928,043	1,143,090	918,069
Goodwill	983,645	983,645	983,645
Investment in Novabeam, Inc.	0	0	50
Other assets	1,091	1,091	1,091
TOTAL ASSETS	6,843,848	4,313,403	4,144,156
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable - trade	1,340,119	1,206,100
Accounts payable - related parties	235,192	8,093	1,432,074
Accrued expenses	199,120	155,267	149,932
Accrued expenses - related parties	856,968	783,732	169,364
Deferred revenue	916,667	0	766,284
Convertible notes payable	975,000	1,175,000	288,847
Note payable - current portion of long term debt	2,507,491	1,537,191	1,513,495
Total current liabilities	7,030,557	4,865,383	4,319,996
LONG TERM LIABILITIES:
Long term debt	5,640	1,014,582	1,675,978
STOCKHOLDERS' DEFICIT:
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 79,434,463 and 49,065,669 shares issued and outstanding at 6/30/12 and 9/30/11, respectively	79,434	49,066	38,229
Additional paid in capital	12,811,400	9,524,577	6,835,647
Accumulated deficit	(13,111,533)	(11,184,033)	(8,774,277)
Total stockholders' deficit	(220,699)	(1,610,390)	(1,900,401)
Noncontrolling interest	28,350	43,828	48,583
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,843,848	$ 4,313,403	$ 4,144,156